Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories, Net of Allowance for Obsolete and Slow-Moving Goods

Inventories, shown net of an allowance for obsolete and slow-moving goods, can be analyzed as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Raw materials	58,484	41,889
Semifinished products	29,878	46,479
Finished products	64,252	55,394
Advances to suppliers	9,554	7,920
Provision from slow moving and obsolescence	(13,251)	(12,309)
Total inventories	148,917	139,373

Changes in Provision for Slow Moving and Obsolete Inventories	Changes in the provision for slow moving and obsolete inventories are as follows:

(EUR thousand)	2021	2020
As at January 1	12,309	13,252
Provision	1,878	2,109
Utilizations and other changes	(936)	(3,052)
As at December 31	13,251	12,309